Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		6 Months Ended		10 Months Ended	12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		$ 114,768	$ 2,173,412	$ (1,882,603)	$ 3,837,124
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities		(551,513)	(2,585,063)	1,312,034	(3,030,580)
Related party promissory note accrued interest					7,545
Offering costs associated with derivative warrant liabilities				102,600
Change in fair value of derivative forward purchase liability		(162,280)	50,208	226,233	(1,441,341)
Income from investments held in trust account		(2,140,337)	(168,541)	(2,113)	(1,682,935)
Changes in operating assets and liabilities:
Prepaid expenses		(903)	26,693	(125,190)	86,239
Accounts payable and accrued liabilities		579,139	(110,943)	179,371	811,234
Related party accrued interest		(5,627)
Income tax payable		428,471			290,342
Excise tax payable		789,396
Net cash used in operating activities		(948,886)	(614,234)	(189,669)	(1,122,372)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawal from trust account for redemption of Class A common stock		78,939,613
Cash deposited in trust account		(1,480,000)		(116,150,000)	(1,150,000)
Net cash provided by investing activities		77,459,613		(116,150,000)	(1,150,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares to Sponsor				25,000
Proceeds from issuance of warrants to Sponsor		1,150,000			1,150,000
Proceeds from promissory notes from related parties				35,000	520,000
Proceeds from working capital loans and promissory note from related parties	[1]	437,000	20,000
Repayment of promissory notes		(250,000)		(141,768)	(43)
Proceeds from the Initial Public Offering, gross				115,000,000
Proceeds from private placement				3,900,250
Payment of underwriter commission fee				(1,437,500)
Payment of offering costs				(428,563)
Cash distributed to investors for redemption of Class A common stock		(78,939,613)
Proceeds from sale of investments in trust account		1,082,576
Net cash (used in) provided by financing activities		(76,520,037)	20,000	116,952,419	1,669,957
NET DECREASE IN CASH		(9,310)	(594,234)	612,750	(602,415)
CASH, BEGINNING OF PERIOD		10,335	612,750		612,750
CASH, END OF PERIOD		1,025	18,516	612,750	10,335
Non-cash – investing and financing activities
Share issuance obligation		45,000
Offering costs paid by related party under promissory note				106,768
Deferred underwriter commission for the Initial Public Offering				3,737,500
Issuance of Class A shares in connection with Initial Public Offering				351,038
Remeasurement of Class A common stock subject to possible redemption		$ (136,891)			$ 2,242,240

[1]	Due to related party cash inflow of $20,000 presented in operating activities for the six months ended June 30, 2022 has been reclassified to financing activities to conform with the current year’s presentation.